Intangible Assets - Schedule Of Intangible Assets By Major Class (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets, Beginning Balance	$ 1,038,741	$ 1,037,732
Finite Lived Intangible Assets, Additions		75,000
Finite Lived Intangible Assets, Amortization expense	(74,896)	(73,991)
Finite Lived Intangible Assets, Ending Balance	963,845	1,038,741
Patents And Trademarks [Member]
Finite Lived Intangible Assets, Beginning Balance	3,676	3,676
Finite Lived Intangible Assets, Additions
Finite Lived Intangible Assets, Amortization expense
Finite Lived Intangible Assets, Ending Balance	$ 3,676	3,676
Finite Lived Intangible Assets, Weighted Average Amortization Period	4 years
License [Member]
Finite Lived Intangible Assets, Beginning Balance	$ 1,301,500	1,226,500
Finite Lived Intangible Assets, Additions		75,000
Finite Lived Intangible Assets, Amortization expense
Finite Lived Intangible Assets, Ending Balance	$ 1,301,500	1,301,500
Finite Lived Intangible Assets, Weighted Average Amortization Period	12 years 10 months 24 days
Accumulated Amortization [Member]
Finite Lived Intangible Assets, Beginning Balance	$ (266,435)	(192,444)
Finite Lived Intangible Assets, Additions
Finite Lived Intangible Assets, Amortization expense	(74,896)	(73,991)
Finite Lived Intangible Assets, Ending Balance	$ (341,331)	$ (266,435)